Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of federal income tax rate	The table below reconciles these effective tax rates with the U.S. federal statutory income tax rate as follows:
	Year Ended December 31,
	2022	2021
Income (loss) before income taxes	$(28,260,571)	$(15,127,629)
Tax at Federal Statutory Rate	(5,934,720)	(3,176,802)
Federal Return to Accrual	—	—
Non deductible expenses	193,421	1,754,071
Change in valuation allowance	5,741,299	1,422,731
Income tax expense	—	—
	0.00%	0.00%

Schedule of income tax expense consisted	The income tax expense consisted of the following:
Year Ended December 31,
	2022	2021
Current income taxes:
Federal	$—	$—
State and local	—	—
Total current tax	—	—

Deferred income taxes:
Federal	—	—
State and local	—	—
Total deferred tax	—	—
Income tax expense	$—	$—

Schedule of deferred tax position reflects the net tax effects of the temporary	The Company’s deferred tax position reflects the net tax effects
	Year Ended December 31,
	2022	2021
Deferred tax assets:
Fixed Assets	$113,135	$103,863
Stock Compensation	758,306	211,849
Warrant Liability Gain/Loss	1,356,828	—
Net Operating Losses	9,666,591	6,262,113
Business Credit Carryforward	1,426,116	1,426,117
Capitalized R & D	449,626	—
Other assets	109,616	13,634
Total deferred tax assets	13,880,218	8,017,576

Deferred tax liabilities:
Unrealized F/X	(54,729)	—
Other Liabilities	(66,614)	—
Total deferred tax liabilities	(121,343)	—

Valuation allowance	(13,758,875)	(8,017,576)
Net deferred tax assets	$—	$—

CleanTech Acquisition Corp [Member]
Income Taxes (Tables) [Line Items]
Schedule of net deferred tax assets (liabilities)	The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:
Deferred tax assets:
Start-up costs	$252,290
Net operating loss carryforwards	20,412
Total deferred tax assets	272,702
Valuation allowance	(271,562)
Deferred tax liabilities:
Unrealized gain on investments	(1,140)
Total deferred tax liabilities	(1,140)
Deferred tax assets, net of allowance	$—

Schedule income tax provision	The income tax provision for the year ended December 31, 2021 consists of the following:
Federal
Current	$—
Deferred	(271,562)

State
Current	—
Deferred	—
Change in valuation allowance	271,562
Income tax provision	$—

Schedule of federal income tax rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	61.1%
Non-deductible transaction costs	(8.8)%
Change in valuation allowance	(73.3)%
Income tax provision	0.0%